Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2021
Entity Registrant Name	CALAMOS INVESTMENT TRUST/IL
Entity Central Index Key	0000826732
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 01, 2021
Document Effective Date	Apr. 01, 2021
Prospectus Date	Mar. 01, 2021
Calamos Global Growth & Income Fund | Class A
Prospectus:
Trading Symbol	CVLOX
Calamos Global Growth & Income Fund | Class C
Prospectus:
Trading Symbol	CVLCX
Calamos Global Growth & Income Fund | Class I
Prospectus:
Trading Symbol	CGCIX
CALAMOS TOTAL RETURN BOND FUND | CLASS A SHARES
Prospectus:
Trading Symbol	CTRAX
CALAMOS TOTAL RETURN BOND FUND | CLASS C SHARES
Prospectus:
Trading Symbol	CTRCX
CALAMOS TOTAL RETURN BOND FUND | CLASS I SHARES
Prospectus:
Trading Symbol	CTRIX